Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2019
Registrant Name	DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS
Central Index Key	0000740123
Amendment Flag	false
Document Creation Date	May 31, 2019
Document Effective Date	Jun. 01, 2019
Prospectus Date	Jun. 01, 2019
Institutional Shares | Dreyfus Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DICXX
Institutional Shares | Dreyfus Government Cash Management | dreyfus government cash mangement - Institutional Shares
Prospectus:
Trading Symbol	DGCXX
Institutional Shares | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Institutional Shares
Prospectus:
Trading Symbol	DIPXX
Institutional Shares | Dreyfus Treasury & Agency Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DTRXX
Institutional Shares | Dreyfus Treasury Securities Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DIRXX
Institutional Shares | Dreyfus Amt-Free Tax Exempt Cash Management Fund | DREYFUS AMT-Free TAX EXEMPT CASH MANAGEMENT - Institutional Shares
Prospectus:
Trading Symbol	DEIXX
Institutional Shares | Dreyfus Amt-Free Municipal Cash Management Plus | Institutional Shares
Prospectus:
Trading Symbol	DIMXX
Institutional Shares | Dreyfus Amt-Free New York Municipal Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DIYXX
Investor Shares | Dreyfus Cash Management | Investor Shares
Prospectus:
Trading Symbol	DVCXX
Investor Shares | Dreyfus Government Cash Management | dreyfus government cash management - Investor Shares
Prospectus:
Trading Symbol	DGVXX
Investor Shares | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Investor Shares
Prospectus:
Trading Symbol	DVPXX
Investor Shares | Dreyfus Treasury & Agency Cash Management | Investor Shares
Prospectus:
Trading Symbol	DTVXX
Investor Shares | Dreyfus Treasury Securities Cash Management | Investor Shares
Prospectus:
Trading Symbol	DVRXX
Investor Shares | Dreyfus Amt-Free Tax Exempt Cash Management Fund | DREYFUS AMT-FREE TAX EXEMPT CASH MANAGEMENT - Investor Shares
Prospectus:
Trading Symbol	DEVXX
Investor Shares | Dreyfus Amt-Free Municipal Cash Management Plus | Investor Shares
Prospectus:
Trading Symbol	DVMXX
Investor Shares | Dreyfus Amt-Free New York Municipal Cash Management | Investor Shares
Prospectus:
Trading Symbol	DVYXX